UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund

Eaton Vance National Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 116.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.7%
$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,158,860
3,800	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	2,352,352
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	12,342,924
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	416,250
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	1,444,450

		$38,714,836

Education — 6.8%
$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$15,688,234
47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(2)	49,482,175
2,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37	2,604,325
28,140	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	28,072,745
26,450	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	26,337,852
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	6,352,860
50,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)(3)	56,041,750
52,190	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	58,497,162
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,373,770
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	49,753,193
13,280	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40	13,201,914
19,380	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35(2)	20,595,029
25	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35	26,567
18,420	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40(2)	19,497,754
13,860	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,561,178
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,291,400
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(2)	15,808,650

		$391,186,558

Electric Utilities — 2.4%
$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,192,002
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	18,042,375
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	13,266,207
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,987,400
41,111	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	43,383,842
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	53,610,917

		$137,482,743

Escrowed/Prerefunded — 0.1%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,243,888
1,089	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	1,288,129

		$4,532,017

General Obligations — 11.8%
$24,490	California, 5.50%, 11/1/39	$24,899,228
32,360	California, 6.00%, 4/1/38	34,439,777
15,690	California, (AMT), 5.05%, 12/1/36	14,345,210
94,200	Clark County, NV, 5.00%, 6/1/38(2)	95,798,103
60,945	Florida Board of Education, 5.00%, 6/1/37(2)	63,531,506
19,805	Maricopa County, AZ, Community College District, 3.00%, 7/1/23	18,988,044

Principal
Amount
(000’s omitted)	Security	Value
$56,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	$55,959,120
5,275	Newton, MA, 5.00%, 4/1/36	5,654,958
11,480	Newton, MA, 5.00%, 4/1/39	12,263,166
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(2)	44,166,936
10,000	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	10,611,900
17,115	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	9,316,208
12,960	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	6,650,813
12,910	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	6,247,794
11,290	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/27	5,160,659
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	37,009,665
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	60,459,994
61,445	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32(4)	61,540,854
97,750	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	97,787,731
17,250	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	17,263,800

		$682,095,466

Health Care-Miscellaneous — 0.1%
$740	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	$740,022
1,169	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	1,193,938
1,250	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	1,279,208

		$3,213,168

Hospital — 16.5%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$34,687,051
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,309,363
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	17,010,074
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	19,092,342
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	38,514,631
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	48,061,501
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,472,550
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,592,429
7,045	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	6,805,470
19,735	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,283,463
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	64,210,890
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	58,138,067
5,095	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,855,739
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	11,352,609
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	13,811,354
11,465	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	10,834,654
49,020	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(2)	51,982,769
42,470	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	42,879,411
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	61,514,235
27,275	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	25,736,690
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	17,083,143
20,605	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	19,344,180
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	55,923,841
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	13,186,399
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,840,440
4,065	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	4,029,309
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,306,787
41,400	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,178,924
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(2)	62,352,675
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(2)	73,471,875
23,690	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(6)	21,716,149

Principal
Amount
(000’s omitted)	Security	Value
$28,980	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	$28,461,838
16,675	Washington Township Health Care District, 6.25%, 7/1/39	17,933,462
10,480	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	10,508,820
6,685	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	6,731,528
8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	7,800,221
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	8,203,848

		$952,218,731

Housing — 3.9%
$6,445	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,135,305
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	17,374,890
35,320	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	33,365,038
8,215	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,479,359
14,275	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	11,981,293
21,510	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	21,169,497
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,792,736
22,005	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	22,024,364
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	24,264,340
26,900	Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	27,603,435
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 23.418%, 10/1/35(5)(7)(8)	8,108,696
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,665,670
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	19,077,750

		$224,042,373

Industrial Development Revenue — 8.7%
$6,365	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,518,969
1,805	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,646,828
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,180,446
14,360	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	11,235,408
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	31,829,491
5,050	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,853,454
10	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	9,873
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	39,163,200
51,695	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	52,240,899
49,635	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(9)	51,980,750
200	Lowndes County, MS, (Weyerhaeuser), 6.80%, 4/1/22	214,904
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	145,600
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	4,233,261
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	17,413,581
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,209,974
53,150	New Jersey Economic Development Authority, (New Jersey American Water Co.), (AMT), 5.70%, 10/1/39	54,031,227
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	37,032,840
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,100,860
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,155,800
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,579,360
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,940,625
149,105	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	141,733,249

Principal
Amount
(000’s omitted)	Security	Value
$1,600	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$1,475,248
300	Warren County, MS, (International Paper), (AMT), 6.70%, 8/1/18	303,393

		$502,229,240

Insured-Bond Bank — 0.0%(10)
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$417,230

		$417,230

Insured-Education — 0.1%
$8,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$7,670,717

		$7,670,717

Insured-Electric Utilities — 2.7%
$49,790	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$46,294,742
40,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	44,746,737
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	37,264,274
29,655	Omaha, NE, Public Power District, (FGIC), (NPFG), 4.50%, 2/1/38	29,192,975

		$157,498,728

Insured-General Obligations — 5.1%
$3,600	California, (AGC), 4.75%, 9/1/35	$3,451,788
8,485	California, (AGM), 3.25%, 12/1/28	6,659,537
23,610	Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	20,555,102
85,085	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	83,905,722
70,675	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	71,294,820
12,250	Frisco, TX, Independent School District, (AGM), (PSF Guranteed), 3.75%, 8/15/38(4)	10,908,502
4,425	Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	3,619,030
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	8,443,140
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	50,589,919
7,055	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	6,536,528
10,655	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/24	4,784,202
24,385	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	24,365,492

		$295,113,782

Insured-Hospital — 1.0%
$75	Hinds County, MS, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	$76,483
960	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	956,861
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(2)	38,419,372
12,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,946,320
6	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93 Program, (AGM), 7.75%, 7/1/10	6,001
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	5,034,450

		$57,439,487

Insured-Housing — 0.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,000,450
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	10,185,200

		$13,185,650

Insured-Lease Revenue/Certificates of Participation — 1.3%
$84,350	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$76,664,028

		$76,664,028

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 5.3%
$89,160	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$86,019,785
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	19,704,594
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	19,850,064
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	13,043,504
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,596,500
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	12,976,057
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,755,445
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	58,014,500
52,185	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	49,349,789
36,320	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	35,297,229

		$303,607,467

Insured-Ports — 0.5%
$36,890	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$31,028,917

		$31,028,917

Insured-Special Tax Revenue — 7.6%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,972,618
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	15,239,244
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,363,160
30,775	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	29,679,102
10,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,396,300
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	6,849,600
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	6,916,786
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	28,897,106
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	18,624,079
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	26,441,688
156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	17,676,366
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	6,456,141
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	16,558,590
28,940	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	27,976,588
4,830	New York Urban Development Corp., Personal Income Tax, (NPFG), 4.50%, 3/15/37	4,807,396
615	Opa-Locka, FL, Capital Improvement, (FGIC), (NPFG), 7.00%, 1/1/14	617,903
1,729,830	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	98,669,503
156,820	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	17,802,206
311,055	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	32,847,408
248,550	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	24,405,125
5,120	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	3,998,822
9,300	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	4,890,591
31,935	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	24,891,416

		$436,977,738

Insured-Student Loan — 2.0%
$61,620	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$65,075,649
7,995	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	7,555,755
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	45,318,559

		$117,949,963

Insured-Transportation — 8.9%
$39,555	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	$38,104,518
9,895	Chicago, IL, (O’Hare International Airport), (AGM), (AMT), 5.25%, 1/1/30	9,910,634
10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	9,855,900
42,625	Clark County, NV, Airport Authority, (FGIC), (NPFG), 5.00%, 7/1/36	42,563,194
18,100	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	18,153,938

Principal
Amount
(000’s omitted)	Security	Value
$13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$2,012,785
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,129,423
37,035	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	36,681,686
7,555	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,331,976
52,480	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,580,237
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	28,988,798
58,690	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	46,515,347
27,420	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	29,464,710
19,140	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	18,660,160
19,130	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	17,994,826
11,780	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	11,459,937
1,180	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,220,580
39,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	39,791,557
21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47(3)	22,728,762
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,253,291
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	23,251,397
39,980	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	40,655,262

		$514,308,918

Insured-Water and Sewer — 1.8%
$10,445	Castaic Lake, CA, Water Agency, Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,904,558
150	Gautier, MS, Utility District, (FGIC), (NPFG), 5.125%, 3/1/19	153,488
26,070	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	25,220,379
14,205	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	16,121,397
40,615	New York, NY, Municipal Finance Authority, (AGM), (BHAC), 4.25%, 6/15/39	40,001,713
19,230	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	16,946,822

		$104,348,357

Lease Revenue/Certificates of Participation — 0.7%
$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$43,070,333

		$43,070,333

Nursing Home — 0.8%
$8,500	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,458,665
11,955	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,966,716
10,595	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,884,861
9,295	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,304,388
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,499,650
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,404,800
1,835	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,539,161

		$46,058,241

Other Revenue — 8.9%
$15,450	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/32	$3,788,495
21,365	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/33	4,860,751
12,345	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/34	2,603,314
5,470	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/35	1,068,182
12,735	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	13,135,643
14,295	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,842,498
7,785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	8,075,147
762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	23,021,153
6,800	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	231,404
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	39,444
79,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	71,192,909
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	23,808,830
10,000	Main Street Natural Gas, Inc., GA, 5.50%, 9/15/28	9,577,700

Principal
Amount
(000’s omitted)	Security	Value
$40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$29,835,181
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	24,077,067
57,655	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	56,758,465
5,000	New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	5,329,100
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	9,402,480
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	14,206,110
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	812,581
20,625	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	18,015,731
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(5)	899,620
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(5)	2,051,133
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,252,644
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	860,850
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	876,800
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	445,480
5,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/20	4,987,350
9,750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	9,545,737
59,320	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	62,516,162
55,270	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	57,763,230
32,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	20,981,760
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	3,325,750
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	8,438,645
1,800	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,147,760

		$511,775,106

Pooled Loans — 0.5%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	$26,817,223

		$26,817,223

Senior Living/Life Care — 0.6%
$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(11)	$4,032,164
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(12)	6,343,760
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(12)	9,103,346
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,706,775
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(11)	5,658,038
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. -Highland), 8.75%, 11/1/24(11)	9,441,157

		$36,285,240

Special Tax Revenue — 1.2%
$215	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$216,453
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,096,220
385	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	355,290
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	404,554
970	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	749,597
220	Gateway Services, FL, Community Development District, 6.50%, 5/1/33	209,686
630	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	623,637
455	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	458,317
1,175	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,045,914
29,055	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	31,284,100
980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	470,302
355	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	171,660
1,105	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	792,384
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	23,829,278
2,210	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,069,353
940	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	479,776
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,575,211
5,725	University Square, FL, Community Development District, 6.75%, 5/1/20	5,729,351

		$70,561,083

Principal
Amount
(000’s omitted)	Security	Value
Student Loan — 0.5%
$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$15,335,612
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,660,280

		$29,995,892

Transportation — 12.3%
$2,345	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,270,148
18,160	Illinois Toll Highway Authority, 5.25%, 1/1/29(13)	19,103,230
18,180	Illinois Toll Highway Authority, 5.25%, 1/1/30(13)	19,052,822
16,200	Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	16,515,414
14,875	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	15,168,186
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	22,866,182
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	56,079,009
170,330	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	38,170,953
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	19,230,335
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	31,258,104
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	20,090,309
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	60,993,790
42,000	New Jersey Turnpike Authority, 5.00%, 1/1/35	43,840,440
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	69,258,190
20,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	20,773,880
24,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	24,846,675
13,285	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	14,044,371
80,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	80,809,545
20,950	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	21,033,171
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	30,692,158
29,200	Texas Private Activity Bond Surface Transportation Corp., (LBJ Infrastructure Group, LLC), 7.00%, 6/30/34	29,765,020
13,860	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	14,145,516
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	41,956,903

		$711,964,351

Water and Sewer — 3.0%
$27,560	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,934,359
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(2)	36,463,266
11,180	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	11,194,646
10,065	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/31	10,773,878
39,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(2)	43,066,430
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	47,458,595

		$173,891,174

Total Tax-Exempt Investments — 116.0% (identified cost $6,823,939,857)		$6,702,344,757

Other Assets, Less Liabilities — (16.0)%		$(923,409,752)

Net Assets — 100.0%		$5,778,935,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	20.6%
		California	17.4%
		Texas	16.7%
		Florida	10.4%
		Others, representing less than 10% individually	50.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 31.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 10.5% of total investments.

(1)		Defaulted bond.
(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $49,063,576.

(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $37,141,185 or 0.6% of the Fund’s net assets.

(6)		Variable rate security. The stated interest rate represents the rate in effect at June 30, 2010.

(7)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2010.

(8)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(9)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)		Amount is less than 0.05%.

(11)		Security is in default with respect to scheduled principal payments.

(12)		Security is in default and making only partial interest payments.

(13)		When-issued security.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	1,000 U.S. 30-Year Treasury Bond	Short	$(124,035,563)	$(127,500,000)	$(3,464,437)

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,464,437.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,893,565,295

Gross unrealized appreciation	$249,753,984
Gross unrealized depreciation	(378,948,522)

Net unrealized depreciation	$(129,194,538)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$6,702,344,757	$—	$6,702,344,757

Total Investments	$—	$6,702,344,757	$—	$6,702,344,757

Liability Description

Futures Contracts	$(3,464,437)	$—	$—	$(3,464,437)

Total	$(3,464,437)	$—	$—	$(3,464,437)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

On June 7, 2010, the Trustees of National Municipal Income Fund (the Fund) and Eaton Vance Colorado Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, Eaton Vance Kansas Municipal Income Fund and Eaton Vance Insured Municipal Income Fund (the Acquired Funds) approved a proposal to reorganize the Acquired Funds into the Fund. The proposed reorganization is subject to approval by the shareholders of each of the Acquired Funds.

Eaton Vance California Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.2%
$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,574,025
1,895	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,925,737
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,357,655
1,715	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,761,922
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,781,050
3,750	University of California, 5.25%, 5/15/39	4,011,788

		$16,412,177

Electric Utilities — 5.0%
$895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$988,706
2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,702,982
3,865	Los Angeles Department of Water and Power, 5.25%, 7/1/38	4,083,257
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,282,211

		$10,057,156

Escrowed/Prerefunded — 1.5%
$5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$3,012,847

		$3,012,847

General Obligations — 14.0%
$1,000	California, 6.00%, 4/1/38	$1,064,270
1,680	California, (AMT), 5.05%, 12/1/36	1,536,007
3,825	Los Angeles Unified School District, 5.00%, 1/1/34	3,844,278
5,200	Palo Alto, (Election of 2008), 5.00%, 8/1/40	5,528,016
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	10,185,305
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,687,874

		$27,845,750

Hospital — 18.9%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,029,960
1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,503,779
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,149,560
4,255	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,096,927
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(1)	5,784,117
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,261,272
4,885	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,650,764
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,424,875
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,932,000
1,760	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,779,818
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,501,830
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,435,130
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,008,270
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,440,945
3,750	Washington Township Health Care District, 5.00%, 7/1/37	3,568,762

		$37,568,009

Housing — 2.0%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,332,200
1,321	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,255,087
404	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	376,360

		$3,963,647

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 2.4%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,755,253
265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	265,930
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,733,490

		$4,754,673

Insured-Education — 1.6%
$2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/28	$637,840
2,575	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	2,591,892

		$3,229,732

Insured-Electric Utilities — 4.4%
$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,953,441
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,035,680
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,799,797

		$8,788,918

Insured-Escrowed/Prerefunded — 8.0%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(3)	$2,942,625
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,885,250
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	7,038,600

		$15,866,475

Insured-General Obligations — 4.3%
$840	California, (AGC), 4.50%, 8/1/30	$789,146
6,500	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	6,369,675
2,285	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,448,279

		$8,607,100

Insured-Hospital — 2.5%
$4,950	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$4,971,250

		$4,971,250

Insured-Lease Revenue/Certificates of Participation — 3.0%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,110,573
2,400	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,790,304
1,550	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	1,102,716

		$6,003,593

Insured-Special Tax Revenue — 3.0%
$2,230	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,759,202
4,440	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	4,240,067

		$5,999,269

Insured-Transportation — 3.6%
$9,420	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,049,980
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	632,862
2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,129,633
2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,366,253

		$7,178,728

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 4.2%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$7,144,960
1,680	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,316,902

		$8,461,862

Lease Revenue/Certificates of Participation — 6.4%
$4,170	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,415,814
1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,337,717
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,928,789
5,145	Pasadena Parking Facility, 6.25%, 1/1/18	5,975,763

		$12,658,083

Other Revenue — 1.6%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$601,987
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	881,572
1,655	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	981,613
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	762,458

		$3,227,630

Senior Living/Life Care — 1.1%
$250	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$221,818
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	846,040
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 7.25%, 11/15/41	1,087,050

		$2,154,908

Special Tax Revenue — 10.0%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,323,100
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	339,536
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	506,537
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,716,671
820	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	846,388
1,735	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,742,773
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,321,563
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	800,070
4,380	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,423,406
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,417,066
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	999,980
350	Temecula Unified School District, 5.00%, 9/1/27	305,637
535	Temecula Unified School District, 5.00%, 9/1/37	439,053
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	869,450
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	973,780
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	884,916

		$19,909,926

Transportation — 3.3%
$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$538,090
3,080	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	3,139,968
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,836,157

		$6,514,215

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.5%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,391,439
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	1,764,029
3,520	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	3,731,235

		$8,886,703

Total Tax-Exempt Investments — 113.5% (identified cost $222,039,610)		$226,072,651

Other Assets, Less Liabilities — (13.5)%		$(26,897,516)

Net Assets — 100.0%		$199,175,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 30.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 13.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,637,874.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	50 U.S. 30-Year Treasury Bond	Short	$(6,251,567)	$(6,375,000)	$(123,433)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$3,500,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(198,127)
Merrill Lynch Capital Services, Inc.	5,212,500	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(396,445)

					$(594,572)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $718,005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,884,009

Gross unrealized appreciation	$10,582,939
Gross unrealized depreciation	(6,474,297)

Net unrealized appreciation	$4,108,642

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$226,072,651	$—	$226,072,651

Total Investments	$—	$226,072,651	$—	$226,072,651

Liability Description

Futures Contracts	$(123,433)	$—	$—	$(123,433)
Interest Rate Swaps	—	(594,572)	—	(594,572)

Total	$(123,433)	$(594,572)	$—	$(718,005)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Massachusetts Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 26.3%
$10,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$10,213,150
3,750	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,960,787
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,484,759
4,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	4,038,920
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,011,310
4,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	4,201,520
3,515	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,356,403
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,003,400
7,260	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	7,312,127
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,352,860
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,798,240
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,409,600

		$61,143,076

Electric Utilities — 2.7%
$6,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,221,851

		$6,221,851

Escrowed/Prerefunded — 2.0%
$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,755,240
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,869,514

		$4,624,754

General Obligations — 2.1%
$4,500	Newton, 5.00%, 4/1/36	$4,824,135

		$4,824,135

Hospital — 11.6%
$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,101,760
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,011,880
1,250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	1,294,088
1,000	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.50%, 12/1/39	1,054,050
5,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	5,078,800
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,117,328
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,294,536
6,800	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,855,964
4,315	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	4,224,428

		$27,032,834

Housing — 7.8%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,861,880
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,711,850
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,936,676
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,899,412
3,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	3,751,988

		$18,161,806

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 3.0%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,157,629
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,766,895

		$6,924,524

Insured-Education — 7.5%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,864,425
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,614,150
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	6,145,885
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,834,832

		$17,459,292

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$234,032

		$234,032

Insured-General Obligations — 2.5%
$5,000	Massachusetts, (AMBAC), 5.00%, 11/1/25	$5,787,150

		$5,787,150

Insured-Hospital — 1.4%
$1,650	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,670,856
890	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/31	891,931
785	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.125%, 11/15/35	787,559

		$3,350,346

Insured-Other Revenue — 4.2%
$8,665	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$9,631,234

		$9,631,234

Insured-Special Tax Revenue — 7.7%
$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,269,073
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	1,011,050
7,350	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	8,390,760
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,183,100

		$17,853,983

Insured-Student Loan — 4.4%
$2,420	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,555,714
8,490	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,665,960

		$10,221,674

Insured-Transportation — 7.9%
$3,390	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$3,327,895
4,885	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	4,727,752
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	5,889,602
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,468,565

		$18,413,814

Nursing Home — 2.2%
$2,205	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,172,145
2,910	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,912,852

		$5,084,997

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.3%
$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,718,345
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,278,829

		$2,997,174

Senior Living/Life Care — 1.7%
$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,181,138
525	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	526,302
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	484,060
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,770,462

		$3,961,962

Solid Waste — 1.4%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,232,710

		$3,232,710

Special Tax Revenue — 3.4%
$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,699,462
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,190,795
5,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,614,130
85	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	82,702
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,403,153

		$7,990,242

Water and Sewer — 8.4%
$5,620	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$5,641,749
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,294,200
8,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	7,834,962
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,831,960

		$19,602,871

Total Tax-Exempt Investments — 109.6% (identified cost $246,598,630)		$254,754,461

Other Assets, Less Liabilities — (9.6)%		$(22,215,155)

Net Assets — 100.0%		$232,539,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 15.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	100 U.S. 10-Year Treasury Note	Short	$(12,037,150)	$(12,254,688)	$(217,538)
9/10	75 U.S. 30-Year Treasury Bond	Short	(9,377,351)	(9,562,500)	(185,149)

					$(402,687)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$6,237,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(353,090)

$(353,090)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $755,777.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$220,183,998

Gross unrealized appreciation	$11,077,802
Gross unrealized depreciation	(2,657,339)

Net unrealized appreciation	$8,420,463

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$254,754,461	$—	$254,754,461

Total Investments	$—	$254,754,461	$—	$254,754,461

Liability Description
Futures Contracts	$(402,687)	$—	$—	$(402,687)
Interest Rate Swaps	—	(353,090)	—	(353,090)

Total	$(402,687)	$(353,090)	$—	$(755,777)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance New York Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,717,815

		$3,717,815

Education — 19.8%
$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,831,430
3,085	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	3,123,686
5,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,336,732
1,095	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,061,986
1,790	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,938,982
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,885,000
860	New York Dormitory Authority, (City University), 7.50%, 7/1/10	860,163
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,306,150
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,606,150
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,640,000
2,190	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,316,692
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	9,384,935
1,365	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,446,691
5,000	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	5,299,200
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,307,260
2,530	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,475,453
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(2)	10,281,175
10	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,291

		$72,111,976

Electric Utilities — 3.6%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,320,393
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,008,100
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,725,792

		$13,054,285

General Obligations — 3.3%
$250	New York City, 5.30%, 4/1/27	$273,670
5,000	New York City, 5.375%, 4/1/36	5,395,850
4,000	New York City, 6.25%, 10/15/28	4,681,840
1,000	Saratoga County, 4.75%, 7/15/37	1,028,250
385	Saratoga County, 4.75%, 7/15/38	395,876
255	Southampton, 4.00%, 12/15/26	261,773

		$12,037,259

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$279,191
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,409
40	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	40,502
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	167,069
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,818

		$744,989

1

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 13.3%
$845	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$829,604
3,055	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,741,679
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,825,220
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,293,520
295	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	302,880
4,575	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,434,776
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	6,951,859
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,932,660
3,500	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,599,925
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	3,141,591
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,637,655
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,422,229
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,753,901
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,602,298
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	960,110
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,034,700

		$48,464,607

Housing — 3.9%
$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,262,910
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	1,999,260
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	2,040,940
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,041,340
2,170	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,176,054
1,540	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,540,770

		$14,061,274

Industrial Development Revenue — 6.6%
$1,160	Chautauqua County Industrial Development Agency, (NRG Dunkirk Power), 5.875%, 4/1/42	$1,190,531
4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	4,876,087
4,005	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,194,277
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,554,530
9,065	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	8,762,682
1,350	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,352,160

		$23,930,267

Insured-Education — 2.9%
$6,600	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,608,910
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,317,702
1,810	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,702,215

		$10,628,827

Insured-Electric Utilities — 1.3%
$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,890,858

		$4,890,858

Insured-Escrowed/Prerefunded — 3.3%
$4,335	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$2,321,783
4,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,232,491
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	7,421,910

		$11,976,184

Insured-General Obligations — 2.2%
$2,375	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,692,442
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	3,032,613

2

Principal
Amount
(000’s omitted)	Security	Value
$675	Jamestown, (AMBAC), 7.10%, 3/15/12	$748,224
675	Jamestown, (AMBAC), 7.10%, 3/15/13	782,312
515	Jamestown, (AMBAC), 7.10%, 3/15/14	618,118

		$7,873,709

Insured-Lease Revenue/Certificates of Participation — 3.6%
$13,840	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$12,578,899
680	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	680,510

		$13,259,409

Insured-Other Revenue — 1.8%
$895	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$913,849
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	3,470,263
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	828,696
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,343,569

		$6,556,377

Insured-Special Tax Revenue — 4.3%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,625,162
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,981,332
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,040,870
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,169,585
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	3,206,822
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	661,572

		$15,685,343

Insured-Transportation — 4.0%
$6,315	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$6,254,755
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	3,506,440
5,025	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,899,023

		$14,660,218

Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,372,329

		$2,372,329

Lease Revenue/Certificates of Participation — 4.7%
$4,095	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$4,031,323
10,940	New York Urban Development Corp., 5.70%, 4/1/20	12,985,123

		$17,016,446

Other Revenue — 3.5%
$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,573,560
10,395	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	2,744,592
1,260	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,308,258
2,710	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	2,886,963
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	1,089,670
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/39	1,065,820
1,960	New York City Transitional Finance Authority, 6.00%, 7/15/33	2,234,478

		$12,903,341

Senior Living/Life Care — 0.9%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$745,256
2,900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	2,664,520

		$3,409,776

3

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 6.9%
$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$7,042,571
1,605	New York City Transitional Finance Authority, 5.00%, 5/1/36	1,690,402
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,942,200
1,000	New York Urban Development Corp., 5.25%, 3/15/38	1,077,370
50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	2,501,000
4,630	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,675,883
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	2,113,115

		$25,042,541

Transportation — 9.9%
$2,710	Metropolitan Transportation Authority, 5.00%, 11/15/37	$2,743,170
1,915	Nassau County Bridge Authority, 5.00%, 10/1/40	1,927,084
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	12,657,420
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,003,250
6,160	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,192,279
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	9,687,330

		$36,210,533

Water and Sewer — 9.9%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$203,533
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	191,576
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	102,694
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	150,456
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	142,114
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	133,889
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	126,647
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,076,930
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,895,602
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	11,292
9,635	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 4.50%, 6/15/36	9,649,838
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	8,867,964
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	5,300,100
5,910	New York Environmental Facilities Corp., 5.00%, 10/15/39	6,300,651

		$36,153,286

Total Tax-Exempt Investments — 111.5% (identified cost $394,992,876)		$406,761,649

Other Assets, Less Liabilities — (11.5)%		$(41,813,679)

Net Assets — 100.0%		$364,947,970

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 7.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

5

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	328 U.S. 30-Year Treasury Bond	Short	$(41,010,281)	$(41,820,000)	$(809,719)

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$8,900,000	4.046%	3-Month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(503,808)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,313,527.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$353,656,715

Gross unrealized appreciation	$17,679,153
Gross unrealized depreciation	(9,564,219)

Net unrealized appreciation	$8,114,934

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Eaton Vance Ohio Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.8%
$2,500	Cuyahoga Community College District, 5.25%, 2/1/29	$2,701,200
5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,168,800
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	664,417
2,100	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	2,139,732

		$10,674,149

Electric Utilities — 1.2%
$1,245	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,247,926
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,233,666

		$3,481,592

Escrowed/Prerefunded — 2.9%
$935	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$992,222
4,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	4,875,196
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	2,299,400

		$8,166,818

General Obligations — 4.3%
$1,000	Beavercreek City School District, 5.00%, 12/1/36	$1,044,590
1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	1,120,330
4,500	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	4,601,655
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,092,470
4,000	Maple Heights City School District, 5.00%, 1/15/37	4,030,600
255	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	255,558

		$12,145,203

Hospital — 8.5%
$430	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	$366,085
950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	964,098
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,255,125
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,073,690
2,440	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,229,818
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,983,900
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	5,073,053
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,106,780
2,900	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,862,851
2,075	Richland County Hospital Facilities, (MedCentral Health Systems), 5.25%, 11/15/36	1,997,499
830	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/30	841,130

		$23,754,029

Housing — 0.4%
$1,145	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,088,460

		$1,088,460

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 3.7%
$3,105	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,590,843
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,002,240
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	840,815
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,918,225

		$10,352,123

Insured-Education — 4.6%
$2,175	Kent State University, (AGC), 5.00%, 5/1/29	$2,297,279
945	Miami University, (AMBAC), 3.25%, 9/1/26	809,307
2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,847,920
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	6,934,701

		$12,889,207

Insured-Electric Utilities — 10.4%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,497,499
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,017,676
2,000	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	2,036,360
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	2,004,280
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,074,720
5,820	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,877,676
4,680	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,580,503
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,330,890
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,042,675
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,863,473
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,788,418

		$29,114,170

Insured-Escrowed/Prerefunded — 2.3%
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,137,210
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,771,695
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,179,790
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	982,042
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,463,958

		$6,534,695

Insured-General Obligations — 33.8%
$2,000	Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,969,300
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,366,833
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	765,375
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), 5.00%, 12/1/21	1,150,550
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	11,485,500
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	5,729,800
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,544,150
1,550	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	1,551,999

2

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	$4,872,750
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,856,584
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	3,010,775
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	863,108
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,154,942
1,965	Lakewood City School District, (AGM), 4.50%, 12/1/26	2,037,057
9,605	Madeira City School District, (AGM), 5.25%, 12/1/32	11,323,719
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	4,154,812
1,750	Mount Healthy City School District, (AGM), 5.00%, 12/1/31	1,825,460
3,500	Mount Healthy City School District, (AGM), 5.00%, 12/1/35	3,608,325
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,924,700
5,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	5,533,620
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	574,695
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,703,819
1,415	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	1,376,158
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,240,965
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,767,300
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	5,725,900
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,459,648

		$94,577,844

Insured-Hospital — 3.3%
$3,550	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,504,525
1,300	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,307,878
1,555	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,530,524
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.523%, 2/1/29(2)(3)(4)	2,775,438

		$9,118,365

Insured-Special Tax Revenue — 0.9%
$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,412,625
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,003,700
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	94,282

		$2,510,607

Insured-Transportation — 5.3%
$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$8,094,380
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	5,171,950
1,595	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,615,847

		$14,882,177

Insured-Water and Sewer — 2.1%
$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,142,450
810	Toledo Waterworks, (NPFG), 5.00%, 11/15/25	837,702

		$5,980,152

Lease Revenue/Certificates of Participation — 0.6%
$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,571,313

		$1,571,313

Nursing Home — 0.4%
$935	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$968,763

		$968,763

3

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 3.0%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$696,856
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,631,448
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,606,335
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,405,075

		$8,339,714

Pooled Loans — 3.9%
$640	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$577,280
675	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	589,930
60	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	60,258
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,466,424
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	7,831,005
370	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	312,369

		$10,837,266

Special Tax Revenue — 1.4%
$1,740	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,762,446
1,370	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,407,524
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	754,684

		$3,924,654

Water and Sewer — 4.0%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,163,470
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	4,075,918
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 4.50%, 12/1/20	1,075,220
750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 12/1/28	818,505
750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 6/1/30	809,272
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,200,340

		$11,142,725

Total Tax-Exempt Investments — 100.8% (identified cost $275,206,105)		$282,054,026

Short-Term Investments — 1.0%

Principal
Amount
(000’s omitted)	Description	Value
$2,778	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$2,778,350

Total Short-Term Investments — 1.0% (identified cost $2,778,350)		$2,778,350

Total Investments — 101.8% (identified cost $277,984,455)		$284,832,376

Other Assets, Less Liabilities — (1.8)%		$(5,042,499)

Net Assets — 100.0%		$279,789,877

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 61.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 28.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2010.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $2,775,438 or 1.0% of the Fund’s net assets.

(5)		Security represents the underlying municipal bond of an inverse floater.

5

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	78 U.S. 10-Year Treasury Note	Short	$(9,388,977)	$(9,558,656)	$(169,679)
9/10	81 U.S. 30-Year Treasury Bond	Short	(10,046,744)	(10,327,500)	(280,756)

					$(450,435)

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$4,300,000	4.140%	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	$(327,044)

$(327,044)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $777,479.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$270,799,368

Gross unrealized appreciation	$11,796,772
Gross unrealized depreciation	(5,233,764)

Net unrealized appreciation	$6,563,008

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Eaton Vance Rhode Island Municipal Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.4%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$505,465
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,123,671
750	Rhode Island Health and Educational Building Corp., (New England Institute of Technology), 5.125%, 3/1/40	752,498
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,089,540

		$4,471,174

Escrowed/Prerefunded — 2.3%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,121,910

		$1,121,910

General Obligations — 0.4%
$225	Puerto Rico, 0.00%, 7/1/16	$171,448

		$171,448

Hospital — 3.1%
$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$517,945
655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	705,592
250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	258,818

		$1,482,355

Housing — 4.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$902,754
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	1,001,300

		$1,904,054

Industrial Development Revenue — 4.0%
$750	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$761,918
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,152,537

		$1,914,455

Insured-Education — 8.7%
$1,395	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,399,673
400	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Salve Regina University), (RADIAN), 5.125%, 3/15/32	382,556
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,022,920
350	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	352,345
1,000	Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	1,007,880

		$4,165,374

Insured-Electric Utilities — 3.3%
$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$280,968
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	321,758
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	972,874

		$1,575,600

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 2.9%
$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$289,220
1,000	Rhode Island Depositors Economic Protection Corp., (NPFG), Escrowed to Maturity, 5.80%, 8/1/12	1,107,660

		$1,396,880

Insured-General Obligations — 2.1%
$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$641,472
325	Warwick, (AMBAC), 5.00%, 7/15/21	341,816

		$983,288

Insured-Hospital — 2.1%
$1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$1,003,980

		$1,003,980

Insured-Housing — 5.5%
$750	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$718,192
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	392,932
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	509,260
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,002,390

		$2,622,774

Insured-Lease Revenue/Certificates of Participation — 6.0%
$1,800	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15	$1,958,580
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	901,237

		$2,859,817

Insured-Other Revenue — 8.0%
$500	Rhode Island Health and Educational Building Corp., (Providence Public Buildings Authority), (AGM), 5.00%, 5/15/27	$514,055
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	1,014,260
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	775,762
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	1,008,450
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	515,215

		$3,827,742

Insured-Pooled Loans — 2.7%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$850,830
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	451,750

		$1,302,580

Insured-Solid Waste — 1.6%
$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$750,420

		$750,420

Insured-Special Tax Revenue — 7.2%
$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$85,176
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	422,897
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	259,675

2

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	$547,580
1,820	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	103,813
395	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	44,840
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	82,896
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	61,860
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	802,493
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,028,490

		$3,439,720

Insured-Transportation — 7.5%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,551,585
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	992,740
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,024,380

		$3,568,705

Insured-Water and Sewer — 4.0%
$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,531,650
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(2)	387,762

		$1,919,412

Nursing Home — 2.0%
$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$970,600

		$970,600

Other Revenue — 2.9%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$215,505
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,045,890
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	109,654

		$1,371,049

Special Tax Revenue — 5.2%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$138,314
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	148,702
1,270	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,282,586
450	Tiverton Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	445,109
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	97,296
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,366

		$2,475,373

Transportation — 3.2%
$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,044,850
500	Rhode Island Turnpike and Bridge Authority, 5.00%, 12/1/39	505,650

		$1,550,500

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.3%
$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,094,050

		$1,094,050

Total Tax-Exempt Investments — 100.4% (identified cost $48,097,395)		$47,943,260

Other Assets, Less Liabilities — (0.4)%		$(203,759)

Net Assets — 100.0%		$47,739,501

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 14.9% of the Fund’s net assets at June 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 61.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 17.7% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	8 U.S. 10-Year Treasury Note	Short	$(962,972)	$(980,375)	$(17,403)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,262,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(71,467)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $88,870.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,241,027

Gross unrealized appreciation	$1,795,185
Gross unrealized depreciation	(1,842,952)

Net unrealized depreciation	$(47,767)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$47,943,260	$—	$47,943,260

Total Investments	$—	$47,943,260	$—	$47,943,260

Liability Description

Futures Contracts	$(17,403)	$—	$—	$(17,403)
Interest Rate Swaps	—	(71,467)	—	(71,467)

Total	$(17,403)	$(71,467)	$—	$(88,870)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2010